Note 5 - Transactions With Related Parties (Tables)	6 Months Ended
Jun. 30, 2019
Central Mare [Member]
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Six Month Period Ended June 30,
	2018	2019	Presented in:
Executive officers and other personnel expenses	1,200	180	General and administrative expenses - Statement of comprehensive loss
Amortization of awarded shares	(17)	(17)	Management fees - related parties - Statement of comprehensive loss
Total	1,183	163
	Six Months Ended June 30, 2018	Presented in:
Management fees	-	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,159	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	27	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	43	Vessel operating expenses -Statement of comprehensive loss
	15	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	113	Management fees - related parties -Statement of comprehensive loss
Financing fees	24	Short-term debt – Balance sheet
Commission for sale and purchase of vessels	1,749	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	245	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	1,250	Management fees - related parties -Statement of comprehensive loss
Total	4,625
	Six Months Ended June 30, 2019	Presented in:
Management fees	108	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	1,013	Management fees - related parties -Statement of comprehensive loss
Supervision services fees	44	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	97	Vessel operating expenses -Statement of comprehensive loss
	164	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	120	Management fees - related parties -Statement of comprehensive loss
Financing fees	-	Short-term debt – Balance sheet
Commission for sale and purchase of vessels	-	Management fees - related parties -Statement of comprehensive loss
Commission on charter hire agreements	370	Voyage expenses - Statement of comprehensive loss
Performance incentive fee	-	Management fees - related parties -Statement of comprehensive loss
Total	1,916